Related Party Transactions - Schedule of Related Party Receivables and Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Receivables	$ 1,905	$ 3,226
Accounts payable and accrued liabilities	5,059	6,860
Smackover Lithium
Disclosure of transactions between related parties [line items]
Receivables	1,905	3,226
Accounts payable and accrued liabilities	4,700	4,700
Management and Directors
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 359	$ 2,160